UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  28-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Patricia Rench
Title:     Chief Compliance Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

     /S/ Patricia Rench     Austin, Texas     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $157,423 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN DENTAL PARTNERS       COM              025353103     7406   571477 SH       SOLE                   571477
AON CORP                       COM              037389103    18483   360300 SH       SOLE                   360300
BANCORP INC DEL                COM              05969A105     6371   609700 SH       SOLE                   609700
BOFI HLDG INC                  COM              05566U108     8057   559160 SH       SOLE                   559160
CBS CORP NEW                   CL B             124857202    13364   469064 SH       SOLE                   469064
CHINACAST EDU CORP             COM              16946T109     4181   807177 SH       SOLE                   807177
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109     5729   451082 SH       SOLE                   451082
EXPEDIA INC DEL                COM              30212P105     5270   181788 SH       SOLE                   181788
GAP INC DEL                    COM              364760108     3406   188194 SH       SOLE                   188194
GOOGLE INC                     CL A             38259P508     4816     9510 SH       SOLE                     9510
LIBERTY GLOBAL INC             COM SER A        530555101     7692   170790 SH       SOLE                   170790
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     6017   174500 SH       SOLE                   174500
MICROSOFT CORP                 COM              594918104    22490   865000 SH       SOLE                   865000
NICHOLAS FINANCIAL INC         COM NEW          65373J209     9340   786184 SH       SOLE                   786184
NXP SEMICONDUCTORS N V         COM              N6596X109    11778   440620 SH       SOLE                   440620
QUALITY DISTR INC FLA          COM              74756M102     8787   674921 SH       SOLE                   674921
VALEANT PHARMACEUTICALS INTL   COM              91911K102     9154   176176 SH       SOLE                   176176
ZIPREALTY INC                  COM              98974V107     5082  2209686 SH       SOLE                  2209686